Transaction with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Due to related parties	$ 235	$ 0
Advances for drilling units under construction and related costs	420,912	394,852
Drilling units, machinery and equipment, net	6,248,584	6,336,892
Accrued liabilities	108,207	118,231
Related Party
Due to related parties	235	0
Advances for drilling units under construction and related costs	80	394
Drilling units, machinery and equipment, net	488	2,961
Accrued liabilities	$ 8,965	$ 6,432